LOSS PER SHARE	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
LOSS PER SHARE [Text Block]

9. LOSS PER SHARE

Basic earnings (loss) per share ("EPS") is calculated by dividing profit or loss attributable to ordinary equity holders (numerator) by the weighted average number of ordinary shares outstanding (denominator) during the period. The denominator is calculated by adjusting the shares issued at the beginning of the period by the number of shares bought back during the period, multiplied by a time-weighting factor.

Diluted EPS is calculated by adjusting the earnings and number of shares for the effects of dilutive options and other dilutive potential units. The effects of anti-dilutive options and potential units are ignored in calculating diluted EPS. All options and potential units are considered anti-dilutive when the Company is in a loss position.

The Company has the following anti-dilutive securities for the three and six months ended June 30, 2026 and 2025:

	June 30, 2026	June 30, 2025
Warrants	2,623,920	18,199,074
Options	1,295,000	-
Restricted Share Units	250,001	-
	4,168,921	18,199,074

As of June 30, 2026, 124,999 Restricted Share Units have vested but were issued subsequent to June 30, 2026 (Notes 6 and 14), and are included in the weighted average number of ordinary shares outstanding for the purposes of EPS calculation.

As of June 30, 2025, due to the terms of the conversion option for the Note Payable and Convertible Debentures, the Company could not predict the anti-dilutive shares for these instruments, and as such, they were excluded from the above table.